Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - February | Invesco QQQ Trust Series 1, Expiration: 01/29/2027; Exercise Price: $6.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.80%
Innovator Growth-100 Power Buffer ETF™ - February | Invesco QQQ Trust Series 1, Expiration: 01/29/2027; Exercise Price: $621.87 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
Innovator Growth-100 Power Buffer ETF™ - February | Invesco QQQ Trust Series 1, Expiration: 01/29/2027; Exercise Price: $528.59 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.00%)
Innovator Growth-100 Power Buffer ETF™ - February | Invesco QQQ Trust Series 1, Expiration: 01/29/2027; Exercise Price: $715.83 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.60%)